Equity - Summary of Significant Terms and Conditions of Preferred Shares and Other Equity Instruments (Parenthetical) (Detail) - 12 months ended Oct. 31, 2022	$ / shares	$ / shares
Series AZ, BB, BD, BF, BK, BM, and BO [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Series BH, BI and BJ [member]
Disclosure of classes of share capital [line items]
Redemption price per share	26
Redemption price per share decreasing rate	$ 0.25
Series C-2 [member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 1,000
Series BH, BI, BJ, AZ, BB, BD, BF, BK, BO and BM [member]
Disclosure of classes of share capital [line items]
Preference shares NVCC conversion formula	The number of shares issued is determined by dividing the preferred share value by the conversion price.
Series BT [Member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 1,000
Bottom of range [member] | Series BH, BI, BJ, AZ, BB, BD, BF, BK, BO and BM [member]
Disclosure of classes of share capital [line items]
Preference shares NVCC provision floor price	5
Series W non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Series 1 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
First Preferred Shares conversion formula	LRCN Series 1 bear interest at a fixed rate of 4.5% per annum until November 24, 2025, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 4.137% until maturity on November 24, 2080. The interest is paid semi-annually on or about the 24th day of May and November. LRCN Series 1 is redeemable during the period from October 24 to and including November 24, commencing in 2025 and every fifth year thereafter to the extent we redeem Series BQ pursuant to their terms and subject to the consent of OSFI and requirements of the Bank Act (Canada).
Redemption price per share	$ 1,000
Preference shares NVCC provision floor price	$ 5
Initial period annual yield	4.50%
Premium	4.137%
Series 2 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
First Preferred Shares conversion formula	LRCN Series 2 bear interest at a fixed rate of 4.0% per annum until February 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 3.617% until maturity on February 24, 2081. The interest is paid semi-annually on or about the 24th day of February and August. LRCN Series 2 is redeemable during the period from January 24 to and including February 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BR pursuant to their terms and subject to the consent of OSFI and requirements of the Bank Act (Canada).
Redemption price per share	$ 1,000
Initial period annual yield	4.00%
Premium	3.617%
Series 3 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
First Preferred Shares conversion formula	LRCN Series 3 bear interest at a fixed rate of 3.65% per annum until November 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 2.665% until maturity on November 24, 2081. The interest is paid semi-annually on or about the 24th day of May and November. LRCN Series 3 is redeemable during the period from October 24 to and including November 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BS pursuant to their terms and subject to the consent of OSFI and requirements of the Bank Act (Canada).
Redemption price per share	$ 1,000
Initial period annual yield	3.65%
Premium	2.665%